UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               June 30, 2008

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):   [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Aragon Global Management, LLC
Address:       180 North Stetson Ave, Suite 5350
               Prudential Plaza
               Chicago, IL 60601

Form 13F File Number:    28-12796

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sean Stephens
Title:     Chief Financial Officer
Phone:     312.267.6810

Signature, Place, and Date of Signing:

  /s/ Sean Stephens                     Chicago, IL                  8-14-08
----------------------                  -----------                  -------
    [Signature]                        [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     22

Form 13F Information Table Value Total:     $64,160
                                            (thousands)

List of Other Included Managers:            None


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
                                                     FORM 13F INFORMATION TABLE

         COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7           COLUMN 8
         --------                --------       --------   --------      --------         --------    --------           --------
                                                             VALUE   SHRS OR SH/ PUT/    INVESTMENT     OTHER       VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT PRN CALL    DISCRETION   MANAGERS      SOLE SHARED NONE
      --------------          --------------      -----    --------  ----------------    ----------   --------      ---- ------ ----
MASTERCARD INC                     CL A         57636Q104   3,305.7         12,450 SH       SOLE         N/A      12,450
MONSANTO CO NEW                     COM         61166W101   2,654.0         20,990 SH       SOLE         N/A      20,990
PRICELINE COM INC                 COM NEW       741503403   3,349.7         29,012 SH       SOLE         N/A      29,012
POTASH CORP SASK INC                COM         73755L107   4,394.3         19,225 SH       SOLE         N/A      19,225
QUALCOMM INC                        COM         747525103   4,905.1        110,550 SH       SOLE         N/A      110,550
ROSS STORES INC                     COM         778296103   3,730.4        105,023 SH       SOLE         N/A      105,023
ULTRA PETROLEUM CORP                COM         903914109   2,297.9         23,400 SH       SOLE         N/A      23,400
UNION PAC CORP                      COM         907818108   3,095.5         41,000 SH       SOLE         N/A      41,000
SANDRIDGE ENERGY INC                COM         80007P307   5,431.2         84,100 SH       SOLE         N/A      84,100
SL GREEN RLTY CORP                  COM         78440X101   1,236.7         14,950 SH       SOLE         N/A      14,950
UNIBANCO-UNIAO DE BANCOS BRA  GDR REP PFD UT    90458E107   1,897.6         14,950 SH       SOLE         N/A      14,950
APPLE INC                           COM         037833100   2,051.1         12,250 SH       SOLE         N/A      12,250
ABERCROMBIE & FITCH CO             CL A         002896207   2,178.1         34,750 SH       SOLE         N/A      34,750
AON CORP                            COM         037389103   4,707.5        102,470 SH       SOLE         N/A      102,470
BUCYRUS INTL INC NEW                COM         118759109   3,709.4         50,800 SH       SOLE         N/A      50,800
DOLLAR TREE INC                     COM         256746108   2,690.4         82,300 SH       SOLE         N/A      82,300
FLUOR CORP NEW                      COM         343412102   3,340.1         17,950 SH       SOLE         N/A      17,950
GOOGLE INC                         CL A         38259P508   2,032.0          3,860 SH       SOLE         N/A      3,860
GOLDMAN SACHS GROUP INC             COM         38141G104   2,448.6         14,000 SH       SOLE         N/A      14,000
HERCULES OFFSHORE INC               COM         427093109   1,638.7         43,100 SH       SOLE         N/A      43,100
CARMAX INC                          COM         143130102   1,734.0        122,200 SH       SOLE         N/A      122,200
LUMBER LIQUIDATORS INC              COM         55003Q103   1,331.5        102,425 SH       SOLE         N/A      102,425
                                                            -------
                              TOTAL                        64,159.5